Employee Benefit Plans and Postretirement Benefits (Details 14) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits [Member]
Employer contributions:
2013 (expected)	$ 133
Expected benefit payments/(reimbursements):
2013	195
2014	190
2015	192
2016	189
2017	192
2018 - 2022	973
Total	1,931
Other Postretirement Benefits [Member]
Employer contributions:
2013 (expected)	80
Expected benefit payments/(reimbursements):
2013	90
2014	92
2015	93
2016	93
2017	92
2018 - 2022	415
Total	875
Medicare Part D Reimbursement [Member]
Expected benefit payments/(reimbursements):
2013	(2)
2014	(2)
2015	(3)
2016	(3)
2017	(3)
2018 - 2022	(20)
Total	$ (33)